LEASES	6 Months Ended
Jun. 30, 2021
LEASES
LEASES

12. LEASES

The Group has operating leases for classrooms, dormitories, offices and certain equipment; and finance lease for a teaching building used by Shenyang K-12 School. For the finance lease, all lease payments have been paid to the landlord from the commencement date of the lease.

The components of lease expense were as follows:

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Operating and short-term lease expense	24,567	31,966

Finance lease expense	300	300

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	19,615	25,583
Operating cash flows from finance lease	—	—

Supplemental balance sheet information related to leases was as follows:

As of
	June 30, 2021	December 31, 2020
Unaudited
Weighted-average Remaining Lease Term
Operating leases	7.23 Years	7.41 Years
Finance lease	9.18 Years	9.67 Years
Weighted-average Discount Rate
Operating leases	4.50%	4.51%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of June 30, 2021 and December 31, 2020, respectively.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of June 30, 2021 and December 31, 2020, respectively.

As of June 30, 2021, maturities of lease liabilities were as follows:

Amount
RMB
Unaudited
2021 (remaining)	29,900
2022	45,240
2023	43,487
2024	42,916
2025	42,501
Thereafter	110,113
Total lease payments	314,157
Less: interest	(57,082)
Total	257,075
Less: current portion	(49,198)
Non-current portion	207,877

As of June 30, 2021, the Group had no material operating or finance leases that had not yet commenced.

Sublease

The Group subleases offices to third parties under operating leases. Sublease income is recorded as a reduction of lease expense in the consolidated statements of operations.

For the six months ended June 30, 2021 and 2020, gross sublease income of the Group was RMB 42 and RMB 139, respectively.